Nature of the Business and Basis of Presentation - Liquidity And Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Nature of the Business and Basis of Presentation
Net loss	$ (4,167)	$ 9,579	$ 6,975	$ 4,202	$ 5,412	$ 11,177	$ 29,397	$ 17,347
Net cash used in operating activities					13,557	$ 6,817	18,305	21,040
Accumulated deficit	97,648				97,648		92,236	62,839
Cash and cash equivalents	$ 20,648				$ 20,648		$ 31,614	$ 22,919